Property and Equipment-Net	3 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Property and Equipment-Net

The following is a summary of property and equipment, at cost, less accumulated depreciation:

	As of
	December 31, 2011	September 30, 2011
	(Unaudited)	(Audited)

Computer software	$1,700	$1,685
Office equipment	21,463	21,280
Leasehold improvement	20,203	20,032
	43,366	42,997
Less: accumulated depreciation and amortization	(20,705)	(18,283)
Property and equipment, net	$22,661	$24,714

Depreciation and amortization expenses for the three months ended December 31,2011 and 2010 were $2,256 and $2,143 respectively.